Grandeur Peak International Stalwarts Fund	Portfolio of Investments
January 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.97%
Australia — 4.71%
HUB24 Ltd.	192,844	$ 13,630,293
Pinnacle Investment Management Group	2,640,183	31,221,051
Steadfast Group Ltd.	2,758,472	10,047,224
Technology One Ltd	360,314	6,320,990
		61,219,558
Belgium — 2.15%
Melexis NV	369,566	27,940,978

Canada — 5.37%
Aritzia Inc(a)	197,919	15,600,895
Descartes Systems Group, Inc. (The)(a)	149,727	11,181,994
Kinaxis Inc.(a)	37,823	3,819,439
Kraken Robotics, Inc.(a)	1,080,000	6,329,473
Lumine Group, Inc.(a)	321,000	5,287,802
Stantec, Inc.	62,720	6,215,666
TerraVest Industries Inc	206,800	21,423,741
		69,859,010
China — 2.29%
Silergy Corp	3,357,805	29,808,662

France — 2.53%
Exosens S.A.S(a)	166,540	10,645,761
Virbac S.A.	53,510	22,306,410
		32,952,171
Germany — 2.06%
AIXTRON SE	377,548	8,670,798
Dermapharm Holding SE	275,656	11,393,040
Pfisterer Holding S.E.(a)	76,718	6,650,956
		26,714,794
India — 5.09%
Anant Raj Ltd. (a)	1,796,022	9,878,391
Cartrade Tech Ltd.(a)	617,004	17,828,086
Jubilant Foodworks Ltd.	1,868,721	10,130,483
Motherson Sumi Wiring India Lt(a)	21,648,784	10,190,619
PB Fintech Ltd(a)	721,718	13,023,266
Rainbow Children's Medicare Ltd.	408,176	5,066,564
		66,117,409
Italy — 5.87%
DiaSorin SpA(a)	252,363	21,602,895
Interpump Group SpA	471,960	27,359,351
Recordati SpA	497,430	27,337,412
		76,299,658
Japan — 10.53%
Genda Inc.(a)	1,129,600	4,890,296
Japan Elevator Service Holdings Company Ltd.	4,014,432	42,164,480
Kandenko Company Ltd. (a)	353,300	12,699,551
Kinden Corp(a)	270,200	11,938,509
Kotobuki Spirits Co Ltd(a)	652,000	7,532,702
Maruwa Co Ltd/Aichi	39,000	12,005,273
Monotaro Company, Ltd.	1,946,600	26,306,935
Next Generation Technology Group, Inc.(a)	118,000	7,052,765
Tokyo Seimitsu Company Limited	136,362	12,291,453
		136,881,964
	Shares	Fair Value
COMMON STOCKS — 98.97% (continued)
Luxembourg — 2.07%
Eurofins Scientific S.E.	333,322	$ 26,936,149

Mexico — 2.74%
BBB Foods Inc(a)	577,054	20,133,414
Corp Inmobiliaria Vesta S.A.B. de C.V. - ADR	5,020,829	15,513,911
		35,647,325
Netherlands — 4.10%
BE Semiconductor Industries N.V.	68,806	13,423,372
IMCD N.V.	210,790	19,694,066
Redcare Pharmacy N.V. 144A(a)(b)(c)	156,421	11,603,574
Topicus.com, Inc.(a)	115,649	8,578,358
		53,299,370
Saudi Arabia — 0.51%
Rasan Information Technology Company(a)	178,417	6,659,658

South Korea — 6.64%
Hanwha Aerospace Company Ltd. (a)	10,043	9,007,610
HD Hyundai Marine Solution Co	182,234	23,058,523
HPSP Company Ltd.	784,988	25,183,653
LEENO Industrial Inc.	141,492	10,337,859
Park Systems Corp	47,905	10,030,955
Sanil Electric Company Ltd.(a)	85,268	8,677,225
		86,295,825
Sweden — 10.45%
AddTech A.B.	731,263	23,871,784
Asker Healthcare Group AB(a)	2,215,878	18,673,646
INVISIO A.B. (a)	259,422	7,586,324
Lagercrantz Group AB	1,345,472	29,543,394
Lifco AB, Class B	388,266	13,346,009
Roko AB(a)	109,724	19,641,301
Vimian Group AB(a)	4,543,917	13,619,417
Vitec Software Group	341,008	9,570,210
		135,852,085
Switzerland — 4.54%
Accelleron Industries A.G.(a)	106,694	10,186,309
Belimo Holding AG	11,093	12,126,242
Huber + Suhner A.G. (a)	37,417	7,560,848
VAT Group A.G. 144A(b)(c)	28,785	18,663,703
Ypsomed Holding AG	26,531	10,485,408
		59,022,510
Taiwan — 7.59%
Airtac International Group(a)	468,000	16,885,147
Asia Vital Components Co., Ltd.	285,000	13,168,972
ASPEED Technology, Inc.	84,145	23,648,055
Chroma ATE, Inc.	498,000	15,445,770
Hon Precision, Inc. (a)	120,000	14,241,858
Jentech Precision Industrial Co., Ltd. (a)	102,000	9,167,959
Voltronic Power Technology	224,490	6,060,385
		98,618,146
United Kingdom — 12.28%
CVS Group plc	163,384	2,919,767
Diploma plc	549,408	39,994,671
Games Workshop Group plc	53,125	12,394,210
Halma plc	450,759	21,859,169
Hill & Smith Holdings plc	485,469	14,813,643

Grandeur Peak International Stalwarts Fund	Portfolio of Investments
January 31, 2026 (Unaudited) (Continued)

	Shares	Fair Value
COMMON STOCKS — 98.97% (continued)
United Kingdom — 12.28% (continued)
Marex Group PLC	668,251	$ 26,382,549
Rosebank Industries plc(a)	3,241,350	15,479,142
Shawbrook Group plc(a)	1,472,816	9,431,698
Volution Group PLC(a)	1,867,278	16,403,613
		159,678,462
United States — 6.96%
Accelerant Holdings(a)	602,843	8,234,835
ITT, Inc. (a)	55,983	10,205,701
JFrog Ltd.(a)	465,370	25,502,276
Monolithic Power Systems, Inc.	32,361	36,378,618
nVent Electric PLC	90,057	10,109,799
		90,431,229
Vietnam — 0.49%
Asia Commercial Bank JSC	6,785,692	6,317,758

Total Common Stocks (Cost $1,070,849,296)		1,286,552,721

Total Common Stocks/ Investments — 98.97%
(Cost $1,070,849,296)		1,286,552,721

Other Assets in Excess of Liabilities — 1.03%		13,370,071

NET ASSETS — 100.00%		$ 1,299,922,792

(a)	Non-income producing security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2026, these securities had a total aggregate market value of $30,267,276, representing 2.33% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026, these securities had a total aggregate market value of $30,267,276, representing 2.33% of net assets.